DEBT AND RELATED PARTY DEBT - Term Debt (Details) - Term loans $ in Millions	Sep. 30, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
DEBT AND RELATED PARTY DEBT
Number of outstanding loans | loan	3
Amount outstanding | $	$ 7.2	$ 7.2